Annual Total Returns [BarChart] - CAUSEWAY INTERNATIONAL VALUE FUND - Institutional Class	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(10.59%)
Annual Return 2012	24.52%
Annual Return 2013	24.17%
Annual Return 2014	(6.22%)
Annual Return 2015	(2.97%)
Annual Return 2016	0.44%
Annual Return 2017	27.18%
Annual Return 2018	(18.61%)
Annual Return 2019	20.10%
Annual Return 2020	5.40%